UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      WealthTrust Arizona

Address:   8434 E. Shea Boulevard
           Scottsdale, AZ  85260


Form 13F File Number:  028-12709


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Lisa S. Valentine
Title:  Portfolio Operations Manager
Phone:  615-297-9608

Signature,  Place,  and  Date  of  Signing:

/s/ Lisa S. Valentine              Nashville, TN                      2/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              73

Form 13F Information Table Value Total:  $        65235
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AE Biofuels Inc                COM              00101P102        8    42000 SH       Sole                                      42000
AT&T Incorporated              COM              00206R102      251     8963 SH       Sole                                       8963
American Tower Corporation     COM              029912201     2068    47853 SH       Sole                                      47853
Apple Inc.                     COM              037833100      244     1157 SH       Sole                                       1157
BHP Billiton Plc ADR           COM              05545E209     1106    17322 SH       Sole                                      17322
Banco Santander Brasil Ads Rep COM              05967A107     1081    77532 SH       Sole                                      77532
Baxter International Inc.      COM              071813109     1439    24521 SH       Sole                                      24521
Berkshire Hathaway Inc. Class  COM              084670702      214       65 SH       Sole                                         65
Boeing Company                 COM              097023105      523     9660 SH       Sole                                       9660
C.H. Robinson Worldwide, Inc.  COM              12541W209     1381    23507 SH       Sole                                      23507
Canadian Nat Res Ltd           COM              136385101     1008    14007 SH       Sole                                      14007
Capstone Turbine Corp          COM              14067D102       13    10000 SH       Sole                                      10000
Caterpillar Inc.               COM              149123101     2104    36919 SH       Sole                                      36919
Charles Schwab Corporation     COM              808513105     1052    55908 SH       Sole                                      55908
Chevron Corporation            COM              166764100      717     9310 SH       Sole                                       9310
Coca-Cola Company              COM              191216100      399     7000 SH       Sole                                       7000
ConocoPhillips                 COM              20825C104      315     6176 SH       Sole                                       6176
E*Trade Finl Corp              COM              269246104       19    11000 SH       Sole                                      11000
Eastbridge Invt Gp             COM              276050101      712 17789014 SH       Sole                                   17789014
Enbridge Inc                   COM              29250N105      997    21563 SH       Sole                                      21563
Expeditors Int'l of Washington COM              302130109      526    15122 SH       Sole                                      15122
Exxon Mobil Corporation        COM              30231G102     1455    21344 SH       Sole                                      21344
FPL Group, Inc.                COM              302571104     1124    21274 SH       Sole                                      21274
General Electric Company       COM              369604103      266    17562 SH       Sole                                      17562
Goldman Sachs Group, Inc.      COM              38141G104      876     5187 SH       Sole                                       5187
HSBC Holdings Plc Sponsored AD COM              404280406     1230    21550 SH       Sole                                      21550
Halliburton Company            COM              406216101      282     9365 SH       Sole                                       9365
Home Depot, Inc.               COM              437076102      304    10517 SH       Sole                                      10517
Honeywell International Incorp COM              438516106      906    23108 SH       Sole                                      23108
ITC Hldgs Corp Com             COM              465685105     1029    19757 SH       Sole                                      19757
Intel Corporation              COM              458140100      529    25908 SH       Sole                                      25908
International Business Machine COM              459200101     2142    16360 SH       Sole                                      16360
JPMorgan Chase & Co.           COM              46625H100     1628    39077 SH       Sole                                      39077
Johnson & Johnson              COM              478160104      591     9178 SH       Sole                                       9178
L-1 Identity Solutions Inc     COM              50212A106      169    22500 SH       Sole                                      22500
McDonald's Corporation         COM              580135101      456     7295 SH       Sole                                       7295
McKesson Corporation           COM              58155Q103      375     6000 SH       Sole                                       6000
Medco Health Solutions, Inc.   COM              58405U102     1348    21085 SH       Sole                                      21085
Merck & Company Inc New Com    COM              58933y105      294     8048 SH       Sole                                       8048
Microsoft Corporation          COM              594918104      675    22159 SH       Sole                                      22159
Motorola, Inc.                 COM              620076109      397    51195 SH       Sole                                      51195
NIKE, Inc. Class B             COM              654106103      288     4355 SH       Sole                                       4355
Norfolk Southern Corporation   COM              655844108      926    17669 SH       Sole                                      17669
Oracle Corporation             COM              68389X105      479    19545 SH       Sole                                      19545
PartnerRe Ltd.                 COM              G6852T105     1012    13556 SH       Sole                                      13556
PepsiCo                        COM              713448108      315     5187 SH       Sole                                       5187
Pfizer Inc.                    COM              717081103      273    15002 SH       Sole                                      15002
Philip Morris International In COM              718172109     1480    30707 SH       Sole                                      30707
Praxair, Inc.                  COM              74005P104     1058    13174 SH       Sole                                      13174
Procter & Gamble Company       COM              742718109     1200    19791 SH       Sole                                      19791
Range Res Corp                 COM              75281A109     1177    23620 SH       Sole                                      23620
Raser Technologies Inc Com     COM              754055101       12    10000 SH       Sole                                      10000
Raytheon Company               COM              755111507      251     4874 SH       Sole                                       4874
Schlumberger Limited           COM              806857108      322     4942 SH       Sole                                       4942
Seaco Ltd. Ord. F              COM              g79441104        2    10130 SH       Sole                                      10130
Sirius XM Radio Inc.           COM              82967N108       11    18125 SH       Sole                                      18125
Southwest Airlines Co.         COM              844741108      128    11221 SH       Sole                                      11221
Suncor Energy Inc.             COM              867229106     1051    29766 SH       Sole                                      29766
TASER International, Inc.      COM              87651B104       92    21000 SH       Sole                                      21000
Teekay Shipping Marshall Isl   COM              Y8564W103      701    30194 SH       Sole                                      30194
Trueblue Inc.                  COM              89785X101      227    15318 SH       Sole                                      15318
Verisk Analytics Inc. Cl A     COM              92345Y106      892    29442 SH       Sole                                      29442
Vornado Realty Trust           COM              929042109      691     9878 SH       Sole                                       9878
Wal-Mart De Mexico SA De Cv Cl COM              P98180105      151    33566 SH       Sole                                      33566
Walgreen Company               COM              931422109      356     9705 SH       Sole                                       9705
Artisan Mid Cap Value Fund     COM              04314H709     8705   484170 SH       Sole                                     484170
Stadion Invt Tr Stdn Mng Ptf A COM              85235B103     1711   182034 SH       Sole                                     182034
iShares Russell 1000 Growth In COM              464287614     2055    41229 SH       Sole                                      41229
iShares Russell 1000 Value Ind COM              464287598     1197    20859 SH       Sole                                      20859
iShares Russell 2000 Index     COM              464287655      477     7640 SH       Sole                                       7640
iShares S&P 500 Index          COM              464287200     1435    12831 SH       Sole                                      12831
iShares S&P MidCap 400 Index   COM              464287507      435     6005 SH       Sole                                       6005
Vanguard Intl Eqty Idx Allwrld COM              922042775     3872    88793 SH       Sole                                      88793
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